Share-based payments - Details of stock options outstanding (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, weighted average remaining contractual term	5 years 9 months 14 days	5 years 6 months 14 days	6 months 18 days	7 years 1 month 20 days
Options outstanding (in shares)	1,853	1,837	22,512	52,408
Options vested and exercisable (in shares)		1,765	22,180
ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)			12,445,156	14,721,998	11,974,300
Options vested and exercisable (in shares)			8,906,851
$2.00 CAD | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 2
Options outstanding, weighted average remaining contractual term			1 month 17 days
Options outstanding (in shares)			25,000
Options vested and exercisable (in shares)			25,000
$.39 CAD | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 0.39
Options outstanding, weighted average remaining contractual term			6 years 11 months 8 days
Options outstanding (in shares)			42,356
Options vested and exercisable (in shares)			10,590
$.54 CAD | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 0.54
Options outstanding, weighted average remaining contractual term			6 years 2 months 23 days
Options outstanding (in shares)			500,000
$0.57 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 0.57
Options outstanding, weighted average remaining contractual term			6 years 4 months 9 days
Options outstanding (in shares)			2,500
Options vested and exercisable (in shares)			989
$0.59 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 0.59
Options outstanding, weighted average remaining contractual term			6 years 5 months 15 days
Options outstanding (in shares)			400,000
$0.99 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 0.99
Options outstanding, weighted average remaining contractual term			6 years 21 days
Options outstanding (in shares)			84,069
Options vested and exercisable (in shares)			46,823
$1.08 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 1.08
Options outstanding, weighted average remaining contractual term			5 years 9 months 21 days
Options outstanding (in shares)			37,081
Options vested and exercisable (in shares)			30,132
$1.11 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 1.11
Options outstanding, weighted average remaining contractual term			5 years 11 months 4 days
Options outstanding (in shares)			3,750,000
Options vested and exercisable (in shares)			1,249,999
$1.50 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 1.50
Options outstanding, weighted average remaining contractual term			5 years 7 months 20 days
Options outstanding (in shares)			466,885
Options vested and exercisable (in shares)			464,510
$1.91 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 1.91
Options outstanding, weighted average remaining contractual term			2 years 18 days
Options outstanding (in shares)			2,955,000
Options vested and exercisable (in shares)			2,939,723
$1.94 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 1.94
Options outstanding, weighted average remaining contractual term			5 years 3 months 18 days
Options outstanding (in shares)			75,637
Options vested and exercisable (in shares)			57,984
$2.13 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 2.13
Options outstanding, weighted average remaining contractual term			5 years 1 month 6 days
Options outstanding (in shares)			21,120
Options vested and exercisable (in shares)			14,960
$2.45 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 2.45
Options outstanding, weighted average remaining contractual term			2 years 7 months 2 days
Options outstanding (in shares)			1,250,000
Options vested and exercisable (in shares)			1,250,000
$2.53 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 2.53
Options outstanding, weighted average remaining contractual term			2 years 7 months 9 days
Options outstanding (in shares)			25,000
Options vested and exercisable (in shares)			25,000
$3.01 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 3.01
Options outstanding, weighted average remaining contractual term			11 months 4 days
Options outstanding (in shares)			750,000
Options vested and exercisable (in shares)			750,000
$3.40 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 3.40
Options outstanding, weighted average remaining contractual term			1 year 4 months 13 days
Options outstanding (in shares)			1,035,000
Options vested and exercisable (in shares)			1,035,000
$3.41 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 3.41
Options outstanding, weighted average remaining contractual term			3 years 6 months 21 days
Options outstanding (in shares)			50,000
Options vested and exercisable (in shares)			50,000
$3.55 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 3.55
Options outstanding, weighted average remaining contractual term			4 years 6 months 14 days
Options outstanding (in shares)			5,000
Options vested and exercisable (in shares)			4,050
$3.56 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 3.56
Options outstanding, weighted average remaining contractual term			4 years 10 months 13 days
Options outstanding (in shares)			95,508
Options vested and exercisable (in shares)			78,341
$3.77 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 3.77
Options outstanding, weighted average remaining contractual term			11 months 4 days
Options outstanding (in shares)			50,000
Options vested and exercisable (in shares)			50,000
$4.15 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 4.15
Options outstanding, weighted average remaining contractual term			11 months 4 days
Options outstanding (in shares)			750,000
Options vested and exercisable (in shares)			750,000
$7.75 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 7.75
Options outstanding, weighted average remaining contractual term			4 years 1 month 17 days
Options outstanding (in shares)			30,000
Options vested and exercisable (in shares)			28,750
$9.60 | ElectraMeccanica Vehicles Corp
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 9.60
Options outstanding, weighted average remaining contractual term			1 year 7 days
Options outstanding (in shares)			45,000
Options vested and exercisable (in shares)			45,000